UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
             (Address of Principal Executive Office)     (Zip Code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)


                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2013

                    DATE OF REPORTING PERIOD: JUNE 30, 2013

ITEM 1.     SCHEDULE OF INVESTMENTS


RIVERPARK                                            RIVERPARK LARGE GROWTH FUND
FUNDS                                                  JUNE 30, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                      Shares        Value (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 91.1%**

   Consumer Discretionary -- 21.4%
     Coach                                        7,261           $ 414
     Discovery Communications, Cl C*              7,180             500
     Dollar Tree*                                19,692           1,001
     Dollarama                                    8,711             610
     Fossil Group*                                2,413             249
     Las Vegas Sands                             10,257             543
     priceline.com*                                 939             777
     Ralph Lauren, Cl A                           1,592             277
     Starbucks                                    7,698             504
     Ulta Salon Cosmetics & Fragrance*            3,040             304
     Walt Disney                                 11,036             697
     Wynn Resorts                                 2,154             276
                                                                  -----
                                                                  6,152
                                                                  -----
   Energy -- 9.9%
     Cabot Oil & Gas                              7,869             559
     National Oilwell Varco                       9,794             675
     Noble Energy                                 4,410             265
     Schlumberger                                 3,123             223
     Southwestern Energy*                        30,660           1,120
                                                                  -----
                                                                  2,842
                                                                  -----
   Financials -- 18.4%
     American Express                             5,381             402
     Charles Schwab                              22,923             487
     CME Group, Cl A                              7,781             591
     KKR & Co., LP (a)                           36,694             722
     Mastercard, Cl A                               931             535
     TD Ameritrade Holding                       26,429             642
     The Blackstone Group LP (a)                 65,350           1,376
     Visa, Cl A                                   2,972             543
                                                                  -----
                                                                  5,298
                                                                  -----

   Health Care -- 2.2%
     Edwards Lifesciences*                        2,837             191
     Intuitive Surgical*                            433             219
     Stericycle*                                  1,980             219
                                                                  -----
                                                                    629
                                                                  -----
   Industrials -- 6.7%
     B/E Aerospace*                               4,204             265
     Precision Castparts                          1,180             267
     Realogy Holdings*                           28,936           1,390
                                                                  -----
                                                                  1,922
                                                                  -----
   Information Technology -- 25.9%
     Alliance Data Systems*                       3,529             639
     Apple                                        2,997           1,187
     Cognizant Technology Solutions,
     Cl A*                                       13,267             831
     eBay*                                       16,444             850
     Equinix*                                     7,991           1,476
     Google, Cl A*                                  965             850
     QUALCOMM*                                   22,242           1,359
     Trimble Navigation                           9,817             255
                                                                  -----
                                                                  7,447
                                                                  -----

--------------------------------------------------------------------------------
                                           Shares/Face
Description                                Amount (000)        Value (000)
--------------------------------------------------------------------------------

   Materials -- 3.7%
     Ecolab                                       2,940         $   251
     Monsanto                                     6,168             609
     Praxair                                      1,740             200
                                                                  -----
                                                                  1,060
                                                                  -----
   Telecommunication Services -- 2.9%
     American Tower REIT, Cl A                    4,888             358
     SBA Communications, Cl A*                    6,684             495
                                                                  -----
                                                                    853
                                                                  -----
Total Common Stock
 (Cost $22,078) (000)                                            26,203
                                                                 ------

Time Deposit -- 8.7%

    Brown Brothers, 0.030% (b)                  $ 2,512           2,512
     (Cost $2,512) (000)                                          -----


Total Investments -- 99.8%
 (Cost $24,590) (000)+                                       $   28,715
                                                             ==========

As of June 30, 2013, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2.

For the period ended June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

    Percentages are based on Net Assets of $28,775 (000).
*   Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Security considered Master Limited Partnership. At June 30, 2013, these securities amounted to $2,098 (000) or 7.3% of Net Assets.
(b) Rate shown is the simple yield as of June 30, 2013.


Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+    At June 30, 2013, the tax basis cost of the Fund's investments was $24,590
    (000) and the unrealized appreciation and depreciation were $4,505 (000) and ($380) (000), respectively.

    For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


RFP-QH-001-0600

RIVERPARK                                              RIVERPARK/WEDGEWOOD FUND
FUNDS                                                  JUNE 30, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           Shares/Face
Description                                Amount (000)        Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Common Stock -- 92.2%**

   Consumer Discretionary -- 9.3%
     Coach                                      695,000      $   39,677
     Monster Beverage                           405,000          24,612
     priceline.com*                              37,000          30,604
                                                                 ------
                                                                 94,893
                                                                 ------

   Energy -- 6.4%
     National Oilwell Varco                     435,000          29,972
     Schlumberger                               491,000          35,185
                                                                 ------
                                                                 65,157
                                                                 ------
   Financials -- 16.1%
     American Express                           338,000          25,269
     Berkshire Hathaway, Cl B                   575,000          64,354
     Charles Schwab                           1,797,000          38,150
     Visa, Cl A                                 195,000          35,636
                                                                -------
                                                                163,409
                                                                -------
   Health Care -- 20.1%
     Express Scripts Holding*                   902,000          55,644
     Gilead Sciences*                           587,000          30,060
     Perrigo                                    301,000          36,421
     Stericycle*                                428,000          47,264
     Varian Medical Systems*                    513,000          34,602
                                                                -------
                                                                203,991
                                                                -------
   Industrials -- 7.7%
     Cummins                                    387,000          41,974
     Verisk Analytics, Cl A*                    606,000          36,178
                                                                 ------
                                                                 78,152
                                                                 ------
   Information Technology -- 32.6%
     Apple                                      234,000          92,683
     Cognizant Technology
     Solutions, Cl A*                         1,034,000          64,739
     EMC                                      2,470,000          58,341
     Google, Cl A*                               58,000          51,062
     QUALCOMM*                                1,067,000          65,172
                                                                -------
                                                                331,997
                                                                -------
Total Common Stock
 (Cost $850,296) (000)                                          937,599
                                                                -------

Time Deposit -- 8.2%
     Brown Brothers, 0.030% (a)              $   83,577          83,577
      (Cost $83,577) (000)                                      -------


Total Investments -- 100.4%
 (Cost $933,873) (000) +                                  $   1,021,176
                                                          =============


As of June 30, 2013, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2.

For the period ended June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

   Percentages are based on Net Assets of $1,016,757 (000).
*  Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Rate shown is the simple yield as of June 30, 2013.


Cl -- Class

+ At June 30, 2013, the tax basis cost of the Fund's investments was $933,873 (000) and the unrealized appreciation and depreciation were $114,208 (000) and ($26,905) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RFP-QH-001-0600

RIVERPARK                                   RIVERPARK SHORT TERM HIGH YIELD FUND
FUNDS                                       JUNE 30, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            Face Amount
Description                                   (000)            Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Corporate Obligations -- 82.9%

   Consumer Discretionary -- 28.4%
     Asbury Automotive Group
          7.625%, 03/15/17                      $ 1,750       $   1,805
     Avis Budget Car Rental
          2.775%, 05/15/14 (a)                    2,300           2,306
     Blyth
          5.500%, 11/01/13                        1,685           1,695
     Entravision Communications
          8.750%, 08/01/17                       41,713          44,581
     GXS Worldwide
          9.750%, 06/15/15                       11,341          11,568
     Hanesbrands
          8.000%, 12/15/16                       10,066          10,720
     Icahn Enterprises
          7.750%, 01/15/16                       27,385          28,309
     Interpublic Group
          10.000%, 07/15/17                       4,285           4,521
     Lamar Media
          9.750%, 04/01/14                        6,796           7,153
     Lions Gate Entertainment
          10.250%, 11/01/16 (b)                  17,500          18,834
     Media General
          11.750%, 02/15/17                      20,139          22,354
     Nielsen Finance
          11.625%, 02/01/14                      16,878          17,764
     Office Depot
          6.250%, 08/15/13                        6,431           6,487
     Pegasus Solutions
          13.000%, 04/15/14 (b) (c)              10,966          10,527
     Penn National Gaming
          8.750%, 08/15/19                       10,915          12,007
     Sheridan Group
          12.500%, 04/15/14                       3,900           3,881
     Steinway Musical Instruments
          7.000%, 03/01/14 (b)                   11,816          11,846
                                                                -------
                                                                216,358
                                                                -------
   Consumer Staples -- 9.8%
     Beverages & More
          9.625%, 10/01/14 (b)                    7,805           7,902
     Dole Food
          8.750%, 07/15/13                        5,328           5,344
     HJ Heinz
          5.350%, 07/15/13                       11,600          11,613
     Rite Aid
          9.500%, 06/15/17                       21,515          22,355
          7.500%, 03/01/17                       20,361          20,947
     Southern States Cooperative
          11.250%, 05/15/15 (b)                   5,727           5,956
                                                                 ------
                                                                 74,117
                                                                 ------
   Energy -- 11.1%
     Bill Barrett
          9.875%, 07/15/16                       17,885          18,826

--------------------------------------------------------------------------------
                                            Face Amount
Description                                   (000)            Value (000)
--------------------------------------------------------------------------------

     Comstock Resources
          8.375%, 10/15/17                    $   3,466       $   3,622
     Helix Energy Solutions Group
          9.500%, 01/15/16 (b)                    5,820           5,984
     McMoRan Exploration
          11.875%, 11/15/14                       4,790           4,982
     Ocean Rig UDW
          9.500%, 04/27/16 (b)                    3,000           3,128
     Panoro Energy
          13.500%, 11/15/18 (d)                  19,450           3,450
          12.000%, 11/15/18 (b)                   2,590           2,797
     RDS Ultra-Deepwater
          11.875%, 03/15/17 (b)                   7,100           7,704
     Stallion Oilfield Holdings
          10.500%, 02/15/15                      21,243          22,539
     Targa Resources Partners
          11.250%, 07/15/17                       9,000           9,533
     Whiting Petroleum
          7.000%, 02/01/14                        1,836           1,887
                                                                 ------
                                                                 84,452
                                                                 ------
   Health Care -- 6.3%
     Bausch & Lomb
          9.875%, 11/01/15                        5,050           5,214
     BioScrip
          10.250%, 10/01/15 (c)                  26,125          27,627
     Surgical Care Affiliates
          8.875%, 07/15/15 (b)                   14,963          15,038
                                                                 ------
                                                                 47,879
                                                                 ------
   Industrials -- 7.5%
     Builders FirstSource
          3.000%, 02/15/16 (a) (b)                1,095           1,095
     CNH Capital
          6.250%, 11/01/16                        5,500           5,885
     Continental Airlines Pass-Through
     Trust
          6.940%, 10/15/13                           10              10
     Ingersoll-Rand Global Holding
          9.500%, 04/15/14                       23,200          24,765
     Intertape Polymer US
          8.500%, 08/01/14                          283             282
     Jack Cooper Holdings
          13.750%, 12/15/15 (b) (c)              13,966          15,014
     Signature Group Holdings
          9.000%, 12/31/16 (c)                    1,000             967
     Ultrapetrol Bahamas
          9.000%, 11/24/14                        8,636           8,692
     Wabtec
          6.875%, 07/31/13                          460             463
                                                                 ------
                                                                 57,173
                                                                 ------
   Information Technology -- 3.2%
     Alion Science and Technology
          12.000%, 11/01/14                         632             647
     Euronet Worldwide
          3.500%, 10/15/25                          250             250
     Stratus Technologies Bermuda
          12.000%, 03/29/15                       3,829           3,867

RIVERPARK                                   RIVERPARK SHORT TERM HIGH YIELD FUND
FUNDS                                       JUNE 30, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            Face Amount
Description                                   (000)            Value (000)
--------------------------------------------------------------------------------

     Stream Global Services
          11.250%, 10/01/14 (b)                $ 19,434        $ 19,702
                                                               --------
                                                                 24,466
                                                               --------
  Materials -- 6.0%
     Appleton Papers
          9.750%, 06/15/14 (c)                    2,306           2,257
     Catalyst Paper
          13.000%, 09/13/16 (a) (b) (c)           3,526           3,631
     Century Aluminum
          8.000%, 05/15/14                        7,470           7,470
     OXEA Finance
          9.500%, 07/15/17 (b)                   21,102          22,707
     Packaging Dynamics
          8.750%, 02/01/16 (b)                    6,100           6,192
     Pretium Packaging
          11.500%, 04/01/16 (c)                   3,089           3,274
                                                                 ------
                                                                 45,531
                                                                 ------
  Telecommunication Services -- 10.3%
     Bonten Media Group
          9.000%, 06/01/15 (b)                   10,555          10,555
     Bresnan Broadband Holdings
          8.000%, 12/15/18 (b) (c)               16,585          18,137
     Level 3 Financing
          4.215%, 02/15/15 (a)                   15,010          15,029
     Local TV Finance
          9.250%, 06/15/15 (b)                    6,546           6,587
     Primus Telecommunications
     Holding
          10.000%, 04/15/17                       9,696           9,793
     Wind Acquisition Finance
          11.750%, 07/15/17 (b)                   2,760           2,884
     Windstream
          8.125%, 08/01/13                       15,194          15,255
                                                                -------
                                                                 78,240
                                                                -------
   Utilities -- 0.3%
     InterGen
          9.000%, 06/30/17 (b)                    2,395           2,472
                                                                -------

Total Corporate Obligations
 (Cost $632,572) (000)                                          630,688
                                                                -------

Convertible Bonds -- 3.1%
     Five Star Quality Care
          3.750%, 10/15/26 (c)                    4,693           4,693
     Icahn Enterprises LP
          4.000%, 08/15/13 (a)                   18,488          18,516
                                                                 ------

Total Convertible Bonds
 (Cost $23,200) (000)                                            23,209
                                                                 ------

--------------------------------------------------------------------------------
                                            Shares/Face
Description                                Amount (000)        Value (000)
--------------------------------------------------------------------------------

Preferred Stock -- 0.2%
    First Industrial Realty Trust
         7.250%, 07/17/13                        74,838       $   1,802
          (Cost $1,874) (000)                                     -----

Asset-Backed Security -- 0.1%
     Other Asset-Backed Security -- 0.1%
         Aircraft Certificate Owner Trust
           Ser 2003-1A, Cl D
           6.455%, 09/20/22 (b)                 $   697             718
            (Cost $710) (000)                                     -----

Bank Loan Obligations -- 3.7%
    Armored Autogroup
         6.000%, 11/05/16                         3,000           2,977
    El Pollo Loco
         9.250%, 07/14/17                         4,937           5,036
    Lee Enterprises
         7.500%, 12/31/15                        11,938          11,639
    MediaNews Group
         8.500%, 03/19/14                         1,916           1,907
    Paxton Media Group
         9.000%, 04/29/15 (c)                       308             296
         9.000%, 04/29/15 (c)                     3,714           3,565
    Radio One
         7.500%, 12/31/15                         2,925           2,980
                                                                 ------

Total Bank Loan Obligations
 (Cost $28,829) (000)                                            28,400
                                                                 ------

Total Investments -- 90.0%
(Cost $687,185) (000) +                                     $   684,817
                                                            ===========

As of June 30, 2013, all of the Fund's investments were considered Level 2, except for Preferred Stock, which was Level 1.

For the period ended June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

    Percentages are based on Net Assets of $760,659 (000).
(a) Variable rate security - Rate disclosed is the rate in effect on June 30, 2013.
(b) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(c) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2013, was $89,988 (000) and represented 11.8% of Net Assets.
(d) Face amount is presented in Norwegian Krone.

Cl -- Class
LP -- Limited Partnership
Ser -- Series

RIVERPARK                                   RIVERPARK SHORT TERM HIGH YIELD FUND
FUNDS                                       JUNE 30, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

+ At June 30, 2013, the tax basis cost of the Fund's investments was $687,185
(000) and the unrealized appreciation and depreciation were $1,175 (000) and ($3,543) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RFP-QH-001-0600

RIVERPARK                                  RIVERPARK LONG/SHORT OPPORTUNITY FUND
FUNDS                                      JUNE 30, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                      Shares        Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Common Stock -- 99.6%**

   Consumer Discretionary -- 24.3%
     Coach                                       26,052       $   1,487
     Discovery Communications, Cl C*
     (c)                                         30,412           2,119
     Dollar Tree *(c)                            25,177           1,280
     Dollarama                                   29,781           2,084
     Fossil Group*                                8,292             857
     Imax*                                       48,731           1,211
     Las Vegas Sands                             31,535           1,669
     priceline.com*(c)                            3,331           2,755
     Ralph Lauren, Cl A                           6,887           1,196
     Rentrak*                                    44,145             886
     Starbucks                                   27,309           1,789
     Tribune*                                    17,051             969
     Ulta Salon Cosmetics &
     Fragrance*                                  10,203           1,022
     Walt Disney (c)                             15,442             975
     Wynn Resorts                                 8,898           1,139
                                                                 ------
                                                                 21,438
                                                                 ------
   Energy -- 10.3%
     Cabot Oil & Gas (c)                         31,301           2,223
     National Oilwell Varco (c)                  39,894           2,749
     Noble Energy                                17,973           1,079
     Schlumberger (c)                            16,468           1,180
     Southwestern Energy* (c)                    50,055           1,828
                                                                  -----
                                                                  9,059
                                                                  -----
   Financials -- 20.9%
     American Express                            19,054           1,425
     Charles Schwab                              79,637           1,691
     CME Group, Cl A (c)                         29,487           2,240
     KKR & Co., LP (a)                          128,562           2,528
     Mastercard, Cl A (c)                         1,248             717
     TD Ameritrade Holding                       92,817           2,254
     The Blackstone Group LP (a)                270,504           5,697
     Visa, Cl A (c)                              10,266           1,876
                                                                 ------
                                                                 18,428
                                                                 ------
   Health Care -- 2.9%
     Accretive Health* (c)                      103,232           1,116
     Edwards Lifesciences*                       10,517             707
     Intuitive Surgical*                          1,476             747
                                                                  -----
                                                                  2,570
                                                                  -----
   Industrials -- 6.6%
     B/E Aerospace*                              17,270           1,089
     Realogy Holdings*                           97,354           4,677
                                                                  -----
                                                                  5,766
                                                                  -----
   Information Technology -- 28.7%
     Alliance Data Systems*(c)                   10,901           1,973
     Apple (c) (d)                                9,122           3,613
     Bankrate*                                   94,959           1,363
     Cognizant Technology Solutions,
     Cl A*                                       50,992           3,193
     eBay*(c)                                    25,559           1,322


--------------------------------------------------------------------------------
                                            Shares/Face
Description                                Amount (000)        Value (000)
--------------------------------------------------------------------------------

     Equinix*                                    26,991       $   4,986
     Google, Cl A*                                3,262           2,872
     QUALCOMM* (c)                               78,755           4,811
     Trimble Navigation                          44,603           1,160
                                                                 ------
                                                                 25,293
                                                                 ------
   Materials -- 2.4%
     Monsanto                                    21,761           2,150
                                                                 ------

   Telecommunication Services -- 3.5%
     American Tower REIT, Cl A (c)               16,895           1,236
     SBA Communications, Cl A* (c)               25,154           1,865
                                                                 ------
                                                                  3,101
                                                                 ------
Total Common Stock
 (Cost $82,001) (000)                                            87,805
                                                                 ------

Time Deposit -- 6.8%
     Brown Brothers, 0.030% (b)               $   6,012           6,012
      (Cost $6,012) (000)                                        ------


Total Investments -- 106.4%
 (Cost $88,013) (000) +                                      $   93,817
                                                                 ======

Schedule of Securities Sold Short

Common Stock -- (54.7)%

Consumer Discretionary -- (21.7)%
     Amazon.com                                  (2,895)       $   (804)
     Best Buy                                   (68,489)         (1,872)
     Burger King Worldwide                      (76,075)         (1,484)
     Darden Restaurants                         (24,074)         (1,215)
     DeVry                                      (37,795)         (1,172)
     Gannett                                    (21,206)           (519)
     Garmin                                     (32,642)         (1,180)
     GNC Holdings, Cl A                         (11,393)           (504)
     Guess?                                     (27,647)           (858)
     hhgregg*                                   (30,737)           (491)
     Macy's                                     (19,101)           (917)
     Netflix*                                    (2,377)           (501)
     Nielsen Holdings                           (43,517)         (1,462)
     Sony ADR                                   (89,414)         (1,895)
     Staples                                    (85,339)         (1,353)
     Starz - Liberty Capital*                   (43,134)           (953)
     Strayer Education                           (9,520)           (465)
     Weight Watchers International              (17,315)           (797)
     Wendy's                                   (111,069)           (648)
                                                                -------
                                                                (19,090)
                                                                -------
Consumer Staples -- (3.4)%
     Fairway Group Holdings, Cl A*              (29,721)           (718)
     Green Mountain Coffee Roasters*            (11,573)           (869)
     Kroger                                     (28,651)           (990)
     Safeway                                    (18,641)           (441)
                                                                 ------
                                                                 (3,018)
                                                                 ------

RIVERPARK                                  RIVERPARK LONG/SHORT OPPORTUNITY FUND
FUNDS                                      JUNE 30, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Shares/
Description                                   Contracts        Value (000)
--------------------------------------------------------------------------------

  Energy -- (1.1)%
     First Solar*                               (22,533)       $ (1,008)
                                                               --------

  Financials -- (3.3)%
     Green Dot, Cl A*                           (70,555)         (1,407)
     Legg Mason                                 (30,627)           (950)
     Progressive                                (21,117)           (537)
                                                               --------

                                                                 (2,894)
                                                               --------
  Health Care -- (1.0)%
     Cerner*                                     (9,039)           (868)
                                                               --------

  Industrials -- (5.7)%
     General Dynamics                           (11,081)           (868)
     Huntington Ingalls Industries               (7,865)           (444)
     Iron Mountain                              (50,841)         (1,353)
     Lockheed Martin                             (8,338)           (905)
     Northrop Grumman                           (12,274)         (1,016)
     Pitney Bowes                               (30,575)           (448)
                                                                -------

                                                                 (5,034)
                                                                -------

  Information Technology -- (18.5)%
     Activision Blizzard                        (81,966)         (1,169)
     Akamai Technologies*                        (9,676)           (412)
     Corning                                    (86,014)         (1,224)
     Electronic Arts*                           (81,072)         (1,862)
     Flextronics International*                (116,529)           (902)
     Hewlett-Packard*                           (73,433)         (1,821)
     Infosys ADR                                (16,102)           (663)
     Intel                                      (48,593)         (1,177)
     Jabil Circuit                              (22,432)           (457)
     Lexmark International, Cl A                (27,529)           (842)
     Linear Technology                          (14,034)           (517)
     Microsoft                                  (42,201)         (1,457)
     NetApp*                                    (11,392)           (430)
     Nokia ADR                                 (316,618)         (1,184)
     Research In Motion*                        (41,613)           (436)
     SAP ADR                                     (5,842)           (426)
     VMware, Cl A                                (6,107)           (409)
     Western Union                              (51,850)           (887)
                                                                -------
                                                                (16,275)
                                                                -------

Total Common Stock
 (Proceeds $46,052) (000)                                       (48,187)
                                                                -------

Total Securities Sold Short
 (Proceeds $46,052) (000)++                                   $ (48,187)
                                                              =========

Schedule of Open Options Purchased

Purchased Option -- 0.1%*(++)

  Apple, Call Option
     Expires 10/19/13, Strike Price $430             20          $   22
      (Cost $66) (000)                                           ------


--------------------------------------------------------------------------------
 Description                                  Contracts        Value (000)
--------------------------------------------------------------------------------

 Schedule of Open Options Written
 Written Options -- (0.1)%*(++)

      Apple, Call Option
           Expires 10/19/13, Strike Price $500      (20)        $    (4)
      Apple, Put Option
           Expires 10/19/13, Strike Price $425      (10)            (41)
                                                                -------

 Total Written Options
 (Premiums Received $66) (000)                                  $   (45)
                                                                =======

 (++) For the period ended June 30, 2013, the total amount of all open purchased and written options are representative of the volume of activity for these types of derivatives during the period.

 The following table is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments carried at value (000):

 Investments in
 Securities                          LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
 -------------------------------------------------------------------------------------------------
   Common Stock                    $  87,805       $      --        $     --   $     87,805
   Time Deposit                           --           6,012              --          6,012
                                   ---------       ---------        --------   ------------
 Total Investments in
  Securities                       $  87,805       $   6,012        $     --  $      93,817
                                   =========       =========        ========  =============

 Liabilities                         LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
 -------------------------------------------------------------------------------------------------
   Common Stock                    $ (48,187)      $      --        $     --  $     (48,187)
                                   ---------       ---------        --------  -------------
 Total Liabilities                 $ (48,187)      $      --        $     --  $     (48,187)
                                   =========       =========        ========  =============


 Other Financial Instruments         LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
 -------------------------------------------------------------------------------------------------
   Purchased Option                $      22       $      --      $       --  $          22
   Written Options                       (45)             --              --            (45)
   Total Return Swaps^                    --              --              --             --
                                   ---------       ---------      ----------  -------------
 Total Other Financial
   Instruments                     $     (23)      $      --      $       --  $         (23)
                                   =========       =========      ==========  =============


 ^ Total Return Swaps are valued at the unrealized appreciation
 (depreciation) on the instrument. The Total Return Swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of June 30, 2013. The swaps are considered Level 2.

 For the period ended June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

RIVERPARK                                  RIVERPARK LONG/SHORT OPPORTUNITY FUND
FUNDS                                      JUNE 30, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

A list of open swap agreements held by the Fund at June 30, 2013, was as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                   REFERENCE                                                              TERMINATION     AMOUNT      (DEPRECIATION)
COUNTERPARTY    ENTITY/OBLIGATION                   FUND PAYS             FUND RECEIVES       DATE      (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs   Accretive Health              Fed Funds  1-Day - 0.45%    Total Return     08/20/13          31            $   -
Goldman Sachs   Alliance Data Systems         Fed Funds  1-Day - 0.45%    Total Return     09/10/13          37                -
Goldman Sachs   American Tower                Fed Funds  1-Day - 0.45%    Total Return     10/11/13          44                -
Goldman Sachs   Apple                         Fed Funds  1-Day - 0.45%    Total Return     07/03/14         254                -
Goldman Sachs   Cabot Oil & Gas               Fed Funds  1-Day - 0.45%    Total Return     10/11/13          26                -
Goldman Sachs   CME Group                     Fed Funds  1-Day - 0.45%    Total Return     10/11/13          31                -
Goldman Sachs   Discovery Communications      Fed Funds  1-Day - 0.45%    Total Return     05/30/14          22                -
Goldman Sachs   Dollar Tree                   Fed Funds  1-Day - 0.45%    Total Return     08/21/13       1,799                -
Goldman Sachs   Ebay                          Fed Funds  1-Day - 0.45%    Total Return     06/12/14       1,268                -
Goldman Sachs   Mastercard                    Fed Funds  1-Day - 0.45%    Total Return     09/03/13       1,267                -
Goldman Sachs   National Oilwell Varco        Fed Funds  1-Day - 0.45%    Total Return     05/30/14          29                -
Goldman Sachs   priceline.com                 Fed Funds  1-Day - 0.45%    Total Return     05/30/14          55                -
Goldman Sachs   QUALCOMM                      Fed Funds  1-Day - 0.45%    Total Return     11/14/13         166                -
Goldman Sachs   SBA Communications            Fed Funds  1-Day - 0.45%    Total Return     10/11/13          61                -
Goldman Sachs   Schlumberger                  Fed Funds  1-Day - 0.45%    Total Return     09/03/13          72                -
Goldman Sachs   Southwestern Communications   Fed Funds  1-Day - 0.45%    Total Return     06/12/14       1,990                -
Goldman Sachs   Visa                          Fed Funds  1-Day - 0.45%    Total Return     05/30/14         127
Goldman Sachs   Walt Disney                   Fed Funds  1-Day - 0.45%    Total Return     07/03/14       1,582                -
                                                                                                                           -----
                                                                                                                           $   -
                                                                                                                           =====

For the period ended June 30, 2013, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $88,148 (000).
* Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Security considered Master Limited Partnership. At June 30, 2013, these securities amounted to $8,225 (000) or 9.3% of Net Assets.
(b) Rate shown is the simple yield as of June 30, 2013.
(c) Underlying security for a total return swap.
(d) Underlying security for a purchased/written call/put option.

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+ At June 30, 2013, the tax basis cost of the Fund's investments was $88,013
(000) and the unrealized appreciation and depreciation were $6,655 (000) and ($851) (000), respectively.

++ At June 30, 2013 the tax basis proceeds of the Fund's securities sold short was $46,052 (000) and the unrealized appreciation and depreciation were $673 (000) and ($2,808) (000), respectively.

Amounts designated as "-"  are $0  or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RFP-QH-001-0600

RIVERPARK                                   RIVERPARK/GARGOYLE HEDGED VALUE FUND
FUNDS                                       JUNE 30, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                      Shares        Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Common Stock -- 97.6%

  Consumer Discretionary -- 13.3%
     Apollo Group, Cl A                          14,110         $   250
     Dana Holding                                18,900             364
     Dillard's, Cl A                              3,730             306
     DreamWorks Animation SKG, Cl A*              6,692             172
     Ford Motor                                  24,530             380
     General Motors*                             10,670             355
     Goodyear Tire & Rubber                      10,350             158
     MGM Resorts International*                  19,858             294
     PulteGroup                                   6,060             115
     Royal Caribbean Cruises                      7,112             237
     Staples                                     25,700             408
     Time Warner Cable                            4,060             456
                                                                  -----
                                                                  3,495
                                                                  -----
  Consumer Staples -- 5.0%
     Kroger                                       8,180             283
     Molson Coors Brewing, Cl B                   7,060             338
     Safeway                                     16,110             381
     Tyson Foods, Cl A                           11,465             294
                                                                  -----
                                                                  1,296
                                                                  -----
  Energy -- 11.1%
     Alpha Natural Resources*                    20,170             106
     Apache                                       2,250             189
     Arch Coal                                   12,559              47
     CVR Energy*                                  5,846             277
     First Solar*                                 9,244             413
     HollyFrontier                                6,128             262
     Marathon Oil                                 2,908             101
     Newfield Exploration*                       11,400             272
     Peabody Energy                               4,400              64
     RPC                                         22,760             314
     SandRidge Energy*                           56,470             269
     Superior Energy Services*                    6,800             177
     Tesoro                                       4,752             249
     Valero Energy                                5,200             181
                                                                  -----
                                                                  2,921
                                                                  -----
  Financials -- 15.2%
     American Capital                            20,000             254
     Bank of New York Mellon                      9,318             261
     Capital One Financial*                       4,639             291
     CME Group, Cl A                              3,790             288
     Erie Indemnity, Cl A                         4,301             343
     Genworth Financial, Cl A*                   28,450             325
     Jones Lang LaSalle                           3,590             327
     Legg Mason                                  11,525             358
     Leucadia National                           10,584             277
     Morgan Stanley                               7,300             178
     NASDAQ OMX Group                             6,704             220
     PartnerRe                                    3,710             336
     Reinsurance Group of America, Cl A           4,804             332
     RenaissanceRe Holdings                         970              84


--------------------------------------------------------------------------------
Description                                      Shares        Value (000)
--------------------------------------------------------------------------------

     XL Group, Cl A                               3,200          $   97
                                                                 ------
                                                                  3,971
                                                                 ------
  Health Care -- 15.9%
     Abbott Laboratories                          8,390             293
     Allscripts Healthcare Solutions*            19,310             250
     Amgen                                        2,460             243
     Celgene*                                     3,148             368
     Community Health Systems                     9,770             458
     Eli Lilly                                    5,633             277
     Endo Health Solutions*                       7,760             285
     Express Scripts Holding                      5,100             315
     Jazz Pharmaceuticals                         5,670             390
     Medtronic                                    5,342             275
     Mylan*                                       7,000             217
     Myriad Genetics*                             4,777             128
     United Therapeutics*                         5,020             330
     WellCare Health Plans*                       5,940             330
                                                                  -----
                                                                  4,159
                                                                  -----
  Industrials -- 7.8%
     Manpowergroup                                2,300             126
     Northrop Grumman                             4,277             354
     Oshkosh*                                     6,655             253
     Pentair                                      4,880             281
     Pitney Bowes                                27,400             402
     Textron                                     11,480             299
     Timken                                       5,964             336
                                                                  -----
                                                                  2,051
                                                                  -----
  Information Technology -- 20.8%
     Activision Blizzard                         27,011             385
     AOL                                          9,696             354
     Apple                                          790             313
     Brocade Communications Systems*             22,200             128
     Computer Sciences                            8,071             353
     Diebold                                      6,450             217
     Flextronics International*                  47,067             364
     Harris                                       4,004             197
     Hewlett-Packard*                            20,850             517
     IAC                                          3,450             164
     Itron*                                       4,918             209
     KLA-Tencor                                   5,700             318
     Lexmark International, Cl A                  5,600             171
     NVIDIA                                      15,150             212
     SAIC                                        14,759             206
     Seagate Technology                           8,930             401
     Sohu.com*                                    3,604             222
     Symantec*                                    9,902             223
     VeriFone Systems                            11,680             196
     Vishay Intertechnology*                      4,633              64
     Yahoo!*                                      9,630             242
                                                                  -----
                                                                  5,456
                                                                  -----
  Materials -- 6.9%
     Alcoa                                       33,557             262
     CF Industries Holdings                         510              87
     Cliffs Natural Resources                     5,847              95

RIVERPARK                                   RIVERPARK/GARGOYLE HEDGED VALUE FUND
FUNDS                                       JUNE 30, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            Shares/Face
                                              Amounts
                                               (000)/
Description                                  Contracts         Value (000)
--------------------------------------------------------------------------------


     Domtar                                       2,920         $   194
     Graphic Packaging Holding*                  45,560             353
     Huntsman                                    16,800             278
     Tronox, Cl A                                17,200             347
     United States Steel                         11,350             199
                                                                  -----
                                                                  1,815
                                                                  -----

  Telecommunication Services -- 1.6%
     NII Holdings*                                7,326              49
     Telephone & Data Systems                    13,090             323
     United States Cellular                       1,502              55
                                                                  -----
                                                                    427
                                                                  -----
Total Common Stock
 (Cost $21,387) (000)                                            25,591
                                                                 ------

Time Deposit -- 0.5%

     Brown Brothers, 0.030% (a)                   $ 133             133
      (Cost $133) (000)                                           -----


Total Investments -- 98.1%
 (Cost $21,520) (000) +                                         $25,724
                                                                =======

Schedule of Open Options Written

Written Options -- (1.7)%*(++)
   CBOE Russell 2000 Index, Call Option
     Expires 07/20/13, Strike Price $990            (10)        $    (9)
     Expires 07/20/13, Strike Price $985            (35)            (37)
     Expires 07/20/13, Strike Price $995            (19)            (13)
     Expires 08/17/13, Strike Price $980             (4)             (9)
     Expires 07/20/13, Strike Price $1,000          (16)             (8)
     Expires 07/20/13, Strike Price $965            (10)            (21)
     Expires 07/20/13, Strike Price $960            (10)            (25)
     Expires 07/20/13, Strike Price $970            (20)            (37)
     Expires 07/20/13, Strike Price $980            (24)            (30)
     Expires 07/20/13, Strike Price $975            (25)            (39)
  NASDAQ 100 Index Euro, Call Option
     Expires 07/20/13, Strike Price $2,980           (5)             (5)
     Expires 08/17/13, Strike Price $2,900           (4)            (27)
     Expires 07/20/13, Strike Price $2,925           (5)            (15)
     Expires 07/20/13, Strike Price $2,950           (5)            (10)
  S&P 500 Index, Call Option
     Expires 07/20/13, Strike Price $1,625          (34)            (41)
     Expires 07/20/13, Strike Price $1,620          (15)            (21)
     Expires 07/20/13, Strike Price $1,610          (11)            (21)
     Expires 07/20/13, Strike Price $1,600           (5)            (15)
     Expires 08/17/13, Strike Price $1,585           (9)            (42)
     Expires 07/20/13, Strike Price $1,600          (10)            (25)
                                                               --------

Total Written Options
(Premiums Received $570) (000)                                 $   (450)
                                                               ========

(++) For the period ended June 30, 2013, the total amount of all open written options are representative of the volume of activity for these types of derivatives during the period.


The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund's investments carried at value (000):

 Investments in
 Securities                          LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
 -------------------------------------------------------------------------------------------------
   Common Stock                    $  25,591       $      --        $     --   $     25,591
   Time Deposit                           --             133              --            133
                                   ---------       ---------        --------   ------------
 Total Investments in
  Securities                       $  25,591       $     133        $     --  $      25,724
                                   =========       =========        ========  =============



 Other Financial Instruments         LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
 -------------------------------------------------------------------------------------------------
   Written Options                      (450)              --              --           (450)
                                    ---------       ---------        --------   ------------
 Total Other Financial
   Instruments                      $   (450)      $       --      $       --  $        (450)
                                    =========       =========        ========  =============


For the period ended June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $26,223 (000).
*   Non-income producing security.
(a) Rate shown is the simple yield as of June 30, 2013.

CBOE -- Chicago Board Options Exchange
Cl -- Class
S&P -- Standard & Poor's

+ At June 30, 2013, the tax basis cost of the Fund's $21,520 (000) and the unrealized appreciation and $5,294 (000) and ($1,090) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



RFP-QH-001-0600

RIVERPARK                                        RIVERPARK STRUCTURAL ALPHA FUND
FUNDS                                            JUNE 30, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                   Contracts        Value (000)
--------------------------------------------------------------------------------

Schedule of Open Options Purchased

Purchased Options -- 9.7%*(++)

     S&P 500 Index, Call Option
          Expires 12/20/14, Strike Price $1,625      12         $   133
          Expires 06/21/14, Strike Price $1,550      12             158
     S&P 500 Index, Put Option
          Expires 09/21/13, Strike Price $1,425      18              21
     S&P 500 Index, Quarterly Call Option
          Expires 12/21/13, Strike Price $1,500      12             167
          Expires 09/21/13, Strike Price $1,450      12             198
          Expires 03/22/14, Strike Price $1,575      12             125
                                                                 ------
Total Purchased Options
(Cost $802) (000)                                                $  802
                                                                 ======
Schedule of Open Options Written

Written Options --6.5%*(++)

     C2 SPXPM Index, Call Option
          Expires 07/20/13, Strike Price $1,650      (6)         $   (3)
     C2 SPXPM Index, Put Option
          Expires 07/20/13, Strike Price $1,550      (6)             (5)
     CBOE S&P 500 Index, Call Option
          Expires 07/20/13, Strike Price $1,640      (6)             (6)
          Expires 07/20/13, Strike Price $1,675      (6)             --
     CBOE S&P 500 Index, Put Option
          Expires 07/20/13, Strike Price $1,540      (6)             (6)
          Expires 07/20/13, Strike Price $1,575      (6)             (6)
     S&P 500 Index, Call Option
          Expires 06/21/14, Strike Price $1,700     (12)            (66)
          Expires 09/21/13, Strike Price $1,600      (6)            (29)
          Expires 12/20/14, Strike Price $1,825     (12)            (44)
     S&P 500 Index, Put Option
          Expires 12/20/14, Strike Price $1,475      (6)            (64)
          Expires 06/21/14, Strike Price $1,400      (6)            (34)
          Expires 09/21/13, Strike Price $1,325     (18)             (9)
     S&P 500 Index, Quarterly Call Option
          Expires 12/21/13, Strike Price $1,600     (12)            (88)
          Expires 09/21/13, Strike Price $1,575     (12)            (81)
          Expires 03/22/14, Strike Price $1,700     (12)            (52)
     S&P 500 Index, Quarterly Put Option
          Expires 09/21/13, Strike Price $1,300      (6)             (3)
          Expires 12/21/13, Strike Price $1,400      (6)            (16)
          Expires 03/22/14, Strike Price $1,425      (6)            (29)
                                                                 ------
Total Written Options
(Premiums Received $541) (000)                                   $ (541)
                                                                 ======

(++) For the period ended June 30, 2013, the total amount of all open purchased and written options are representative of the volume of activity for these types of derivatives during the period.


 The open futures contracts held by the Fund at June 30, 2013, are as follows:

--------------------------------------------------------------------------------
                                                           UNREALIZED
                             NUMBER OF                     APPRECIATION
 TYPE OF                     CONTRACTS      EXPIRATION    (DEPRECIATION)
 CONTRACT                    LONG (SHORT)      DATE          (000)
 -------------------------------------------------------------------------------
 S&P 500 Index EMINI            (12)         Sep-2013        $       --
                                                             ==========

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund's other financial instruments carried at value (000):

 Other Financial Instruments         LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
 -------------------------------------------------------------------------------------------------
   Purchase Options                 $    802        $      --        $     --   $        802
   Written Options                      (541)              --              --           (541)
   Futures Contracts ^                    --               --              --             --
                                    ---------       ---------        --------   ------------
 Total Other Financial
   Instruments                      $    261        $      --        $     --   $        261
                                    =========       =========        ========   ============

 ^Futures contracts are valued at the unrealized appreciation
 (depreciation) on the instrument.


      Percentages are based on Net Assets of $8,310 (000).
      * Non-income producing security.

 CBOE -- Chicago Board Options Exchange
 S&P -- Standard & Poor's

 Amounts designated as "--" are rounded to $0.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's Prospectus and Statement of Additional Information.


 RFP-QH-001-0600

ITEM 2.     CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      RiverPark Funds Trust


By (Signature and Title)*                         /s/ Morty Schaja
                                                  ----------------
                                                  Morty Schaja
                                                  President

Date: August 26, 2013


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Morty Schaja
                                                  ----------------
                                                  Morty Schaja
                                                  President

Date: August 26, 2013

By (Signature and Title)*                         /s/ Michael Lawson
                                                  ------------------
                                                  Michael Lawson
                                                  Chief Financial Officer and
                                                  Treasurer

Date: August 26, 2013

* Print the name and title of each signing officer under his or her signature.